Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2024
Assets Held for Sale [Abstract]
Disclosure of change in assets held for sale	The change in assets held for sale is as follows:

	2024	2023
As at Jan. 1	—	—
Additions from acquisition of Heartland on Dec. 4, 2024 (Note 4)	80	—
Balance, Dec. 31	80	—